MANAGEMENT AGREEMENTS AND FORTRESS FUNDS (Private Equity Funds - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Weighted Average [Member] | Private Equity Funds [Member]
Schedule of Private Equity Funds Formed During the Period [Line Items]
Portion of incentive income entitled by employees as weighted average percentage	26.50%
Fortress [Member]
Schedule of Private Equity Funds Formed During the Period [Line Items]
Additional incentive income	$ 0.9
Fortress [Member] | Frid [Member]
Schedule of Private Equity Funds Formed During the Period [Line Items]
Incentive income distribution	16.4
Net incentive income, net of employee amounts	$ 10.0